American Funds Mortgage Fund®
Investment portfolio
November 30, 2023
unaudited

Bonds, notes & other debt instruments 98.03% Mortgage-backed obligations 94.37% Federal agency mortgage-backed obligations 91.99%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD4	$4
Fannie Mae Pool #256310 6.50% 7/1/2026[1]	1	2
Fannie Mae Pool #928689 6.50% 9/1/2027[1]	5	5
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	2	2
Fannie Mae Pool #928957 6.50% 12/1/2027[1]	5	5
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	4	4
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	41	40
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	53	51
Fannie Mae Pool #613025 6.50% 7/1/2031[1]	6	6
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	365	340
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	92	85
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	8	7
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	10	10
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	676	607
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	299	258
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	89	85
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,378	4,017
Fannie Mae Pool #745001 6.50% 9/1/2035[1]	18	19
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	12	12
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,347	1,294
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	254	244
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,271	1,221
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,177	2,091
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	545	523
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	1,049	1,008
Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,612	1,545
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	3,219	3,085
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	18	18
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	72	72
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	411	395
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	30	30
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	20,478	16,145
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	28,019	22,090
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	119	117
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	346	286
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	7,081	6,031
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	14,883	12,669
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	8,474	7,213
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	184	173
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	52	52
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	31,942	26,444
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	16,658	14,156
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	33	33
American Funds Mortgage Fund — Page 1 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	USD20,963	$17,800
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	29,280	24,356
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	65	64
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,463	7,835
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,584	2,139
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	133	122
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	65	59
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	35	32
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	172	152
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	59	54
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	104	84
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	160	130
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	3,097	2,729
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,210	1,107
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	394	358
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	70	57
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	88	72
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	2,022	1,905
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	86	79
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	56	51
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	378	343
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	667	604
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	83,115	74,956
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	768	672
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	337	303
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	7,270	5,713
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	907	789
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	637	587
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	550	494
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	92	83
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	43	39
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	37	34
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	17
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	39	36
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	28,163	25,271
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	990	920
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	16	15
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	419	376
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	548	509
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	739	685
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	236	218
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	92	88
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,332	1,241
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,976	2,037
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	21,639	19,522
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,532	4,065
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,212	1,085
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,131	1,013
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,895	5,297
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,352	3,001
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]	4,256	3,661
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,008	4,475
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	31,613	27,196
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]	10,157	8,731
American Funds Mortgage Fund — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	USD7,043	$6,031
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]	4,981	4,262
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	6,928	5,716
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	9,359	7,329
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	26,903	22,149
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	31,490	26,022
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	571	487
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	10,428	8,580
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	43,213	35,181
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	14,908	11,729
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	973	764
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	30,899	25,232
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	858	673
Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]	34,601	28,403
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	30,118	23,700
Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]	31,373	25,617
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	29,982	24,656
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	19,785	16,123
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	9,677	7,580
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	46	36
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,730	4,929
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	27	21
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,183	4,232
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	10,596	9,108
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	8,304	7,050
Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]	5,332	4,536
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	27,518	21,556
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,262	1,856
Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]	33,362	28,353
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	731	628
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	38,590	31,489
Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]	31,521	26,761
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	18,867	16,055
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	213	167
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	11,865	9,749
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,741	4,742
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	4,715	4,009
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	37,165	30,394
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	34,336	28,565
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	10,154	8,344
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,178	5,083
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	8,445	7,293
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	17,581	14,961
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	4,866	4,139
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	40,501	31,564
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	12,931	10,076
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	8,764	6,864
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	710	577
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	138	112
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,526	1,316
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	5,961	5,418
Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]	1,820	1,476
Fannie Mae Pool #BV7698 2.50% 4/1/2052[1]	1,203	976
American Funds Mortgage Fund — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV7745 2.50% 4/1/2052[1]	USD457	$371
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]	483	392
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	3,364	2,955
Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]	89,027	80,918
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	455	450
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	482	477
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	221	223
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	1,713	1,390
Fannie Mae Pool #BX3451 2.50% 9/1/2052[1]	1,656	1,344
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	22,742	21,323
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,704	3,659
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	3,285	3,246
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	455	450
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	443	442
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	74	73
Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]	87	87
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	9,041	8,929
Fannie Mae Pool #BX2464 5.50% 12/1/2052[1]	318	314
Fannie Mae Pool #BX4035 5.50% 12/1/2052[1]	276	272
Fannie Mae Pool #BX3726 5.50% 12/1/2052[1]	179	177
Fannie Mae Pool #BX3739 5.50% 12/1/2052[1]	67	66
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]	196	194
Fannie Mae Pool #BW5118 5.50% 1/1/2053[1]	148	146
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	90,779	91,165
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	4,330	4,350
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	12,463	12,291
Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]	1,095	1,080
Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]	754	743
Fannie Mae Pool #BX4772 5.50% 2/1/2053[1]	134	133
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	12,394	12,459
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	11,129	11,358
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	936	925
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	894	882
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	767	756
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	732	722
Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]	294	290
Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]	47	46
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	11,778	11,826
Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]	381	382
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	96	92
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	22,065	21,773
Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]	572	564
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	423	418
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	24,973	25,085
Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]	197	198
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	144	144
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	6,601	6,763
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	118,981	111,530
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	4,173	3,912
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	235,266	226,544
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,589	4,424
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	7,059	6,966
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	44	44
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	37,021	37,154
American Funds Mortgage Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	USD69,019	$68,049
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	13,359	13,190
Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]	973	960
Fannie Mae Pool #BY5247 5.50% 6/1/2053[1]	493	486
Fannie Mae Pool #BY3520 5.50% 6/1/2053[1]	178	175
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	23	23
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	75,672	75,931
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	15,109	15,170
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	9,419	9,472
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	6,773	6,806
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	108	109
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	6,383	6,513
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	2,219	2,256
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	1,600	1,630
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,030	6,589
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	216,567	208,545
Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]	588	567
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	99	96
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	51,238	50,538
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	207	207
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	809	706
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,040	10,347
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	3,844	3,857
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	59,303	55,571
Fannie Mae Pool #MA5137 5.00% 9/1/2053[1]	187,100	180,193
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	38,950	39,083
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	230,295	231,086
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	10,000	10,034
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,370	2,926
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	55,099	47,854
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	2,245	1,950
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,436	1,268
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,649	1,348
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,570	4,297
Freddie Mac Pool #ZT1231 6.50% 12/1/2023[1]	— [2]	— [2]
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	3	3
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	1	1
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	5	5
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	10	10
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	2	2
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	7	6
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	27	25
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	6	6
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	20	19
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	50	45
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	485	467
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	297	286
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	491	467
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	49	51
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	184,995	145,830
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	26,660	22,791
American Funds Mortgage Fund — Page 5 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	USD73,451	$62,632
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	2,000	1,656
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	254	240
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	27,299	22,600
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,280	6,855
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	141,794	116,946
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,520	2,084
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	25	23
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	144	132
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	396	363
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	165	150
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,386	1,259
Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]	918	876
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,660	4,229
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	447	430
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,722	1,557
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	46	40
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	7,011	6,374
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	512	455
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	722	647
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	637	567
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	766	689
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	555	498
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	543	487
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	540	485
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	410	369
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	323	290
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	196	176
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	155	140
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	113	102
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	80	72
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	13,046	12,138
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	74	67
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	528	490
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	479	445
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	241	224
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	277	249
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	156	141
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	94	85
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	741	687
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	90	86
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,083	1,035
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	596	569
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	401	382
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,859	1,665
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	28,431	25,445
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	8,052	6,902
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	535	479
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,167	3,744
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,064	3,651
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	5,782	4,974
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	2,960	2,547
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	10,823	9,673
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	11,852	10,189
American Funds Mortgage Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]	USD1,017	$836
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	38,292	31,643
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	620	528
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	48,951	38,281
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	51,422	40,309
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	49,686	38,980
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	27,214	21,392
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	159	124
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	264	207
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	27,290	21,362
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,066	4,136
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	26,502	22,792
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	13,063	10,754
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	13,842	11,882
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	12,002	10,212
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	37,679	32,044
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,020	875
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,712	5,241
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	9,269	7,624
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	6,063	4,969
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	976	792
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	1,196	1,088
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	5,503	4,516
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	2,098	1,798
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	34,234	29,485
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	32,398	28,918
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	571	504
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]	33,172	27,257
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	17,048	13,971
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	163,324	139,744
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	31,842	27,948
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	13,797	12,936
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]	1,677	1,362
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	230	197
Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]	9,806	9,196
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	3,107	3,000
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	494	487
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	9,012	8,450
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	10,769	10,636
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	41,347	39,550
Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]	41,026	38,467
Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]	36,332	34,067
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	15,563	15,364
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	17
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	84,010	81,040
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	192	189
Freddie Mac Pool #QF6034 5.50% 12/1/2052[1]	82	81
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3,852	3,709
Freddie Mac Pool #QF5822 5.50% 1/1/2053[1]	800	791
Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]	794	785
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]	124	123
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	233,579	234,524
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	979	966
Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]	496	490
American Funds Mortgage Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	USD173,480	$174,181
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	7,143	7,050
Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]	630	622
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	10,743	10,346
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,432	7,168
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	8,548	8,430
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	939	927
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	496	490
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	21,749	20,384
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	34,298	33,821
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,404	2,373
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	995	981
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	994	980
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	599	591
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	26,220	26,310
Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]	199	200
Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]	40,398	38,910
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	2,398	2,309
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	48,292	47,613
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	76,141	76,402
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,708	5,736
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,359	5,394
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,501	3,513
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	2,741	2,753
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,459	2,497
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	1,264	1,288
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,098	1,118
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,018	1,043
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	989	1,016
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	691	711
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	535	547
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	380	387
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	280	289
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	86,933	83,710
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	176,535	174,053
Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]	16,859	16,924
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	2,380	2,390
Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]	640	617
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	14,945	14,797
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	6,443	6,465
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	42,965	43,130
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	66,640	66,909
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	47,067	47,228
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	13,384	13,606
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	92,829	93,148
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,411
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	24,000	23,340
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	2,504	2,268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	4,095	3,407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	9,567	8,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	624	515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	2,949	2,680
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	2,909	2,635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	3,901	3,236
American Funds Mortgage Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	USD1,026	$951
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,337	1,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	558	514
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,131	978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	697	605
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,654	4,372
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030[1]	29,633	25,093
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031[1]	30,778	26,491
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031[1]	25,846	21,829
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	28,393	26,157
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-2, Class AC, 2.00% 9/27/2060[1]	30,742	26,036
Government National Mortgage Assn. 2.50% 12/1/2053[1,4]	6,622	5,529
Government National Mortgage Assn. 3.00% 12/1/2053[1,4]	8,808	7,621
Government National Mortgage Assn. 3.50% 12/1/2053[1,4]	24,235	21,665
Government National Mortgage Assn. 4.00% 12/1/2053[1,4]	16,042	14,779
Government National Mortgage Assn. 4.50% 12/1/2053[1,4]	53,348	50,453
Government National Mortgage Assn. 2.50% 1/1/2054[1,4]	6,900	5,764
Government National Mortgage Assn. 4.00% 1/1/2054[1,4]	21,481	19,799
Government National Mortgage Assn. 5.50% 1/1/2054[1,4]	23,449	23,277
Government National Mortgage Assn. 6.00% 1/1/2054[1,4]	28,008	28,209
Government National Mortgage Assn. 6.50% 1/1/2054[1,4]	26,428	26,862
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	296	289
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	370	362
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	308	317
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	542	530
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	620	588
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	951	856
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	797	717
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,188	1,069
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	90	89
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,751	1,575
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	292	272
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	47	50
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	129	131
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	912	957
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	648	575
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	994	1,012
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	406	360
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	499	443
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	356	341
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	715	720
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	197	188
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	503	496
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	43	43
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	431	394
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	103	99
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	1,224	1,196
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	426	406
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	549	528
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	288	248
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	166	142
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	514	494
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	293	278
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	77	66
American Funds Mortgage Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	USD153	$139
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	453	429
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	180	168
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	328	299
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	224	192
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	199	171
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	268	243
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	369	345
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	666	605
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	1,044	962
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	435	409
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	947	864
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,346	3,134
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	277	265
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	8	8
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	8,512	6,883
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,897	4,910
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	10,802	8,735
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	126,888	104,207
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	7,362	6,025
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]	162,755	134,021
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	6,694	5,624
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	2,350	1,929
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	9,318	7,766
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	6,401	5,328
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	98,940	93,627
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	1
Government National Mortgage Assn. Pool #AQ8290 4.882% 2/20/2066[1]	6	6
Government National Mortgage Assn. Pool #AQ8292 5.142% 2/20/2066[1]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	8,018	5,827
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.426% 5/20/2066[1,3]	12,979	118
Uniform Mortgage-Backed Security 2.50% 12/1/2038[1,4]	22,750	20,457
Uniform Mortgage-Backed Security 4.00% 12/1/2038[1,4]	6,000	5,768
Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,4]	3,250	2,926
Uniform Mortgage-Backed Security 4.00% 1/1/2039[1,4]	5,000	4,808
Uniform Mortgage-Backed Security 2.00% 12/1/2053[1,4]	7,982	6,201
Uniform Mortgage-Backed Security 2.50% 12/1/2053[1,4]	163,513	132,407
Uniform Mortgage-Backed Security 3.00% 12/1/2053[1,4]	95,045	80,121
Uniform Mortgage-Backed Security 3.50% 12/1/2053[1,4]	4,737	4,154
Uniform Mortgage-Backed Security 4.00% 12/1/2053[1,4]	28,880	26,222
Uniform Mortgage-Backed Security 4.50% 12/1/2053[1,4]	402,211	376,616
Uniform Mortgage-Backed Security 5.00% 12/1/2053[1,4]	82,892	79,771
Uniform Mortgage-Backed Security 5.50% 12/1/2053[1,4]	34,127	33,628
Uniform Mortgage-Backed Security 6.50% 12/1/2053[1,4]	61,281	62,252
Uniform Mortgage-Backed Security 7.00% 12/1/2053[1,4]	96,926	99,467
Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,4]	10,608	8,253
Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,4]	115,000	93,249
Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,4]	176,583	154,989
Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,4]	177,282	161,046
Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,4]	45,000	42,170
Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,4]	221,426	213,217
Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,4]	72,589	71,539
Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,4]	461,499	462,690
American Funds Mortgage Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,4]	USD447,824	$454,663
Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,4]	30,000	30,753
		8,808,261
Commercial mortgage-backed securities 1.43%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.093% 5/15/2039[1,3,5]	6,857	6,810
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.221% 4/15/2037[1,3,5]	6,000	5,906
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.438% 6/15/2027[1,3,5]	7,875	7,893
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.137% 9/15/2036[1,3,5]	26,900	26,122
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.336% 10/15/2036[1,3,5]	19,921	19,375
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.107% 6/15/2038[1,3,5]	16,149	15,854
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,5]	31,782	31,567
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.517% 7/15/2038[1,3,5]	5,909	5,846
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.168% 11/15/2038[1,3,5]	18,030	17,714
		137,087
Collateralized mortgage-backed obligations (privately originated) 0.95%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	2,992	2,393
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	58	54
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	2,816	2,483
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]	5,088	4,909
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]	10,673	10,205
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	16,456	15,024
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,087	903
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	3,858	3,251
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]	1,575	1,227
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	5,271	4,488
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]	18,526	14,413
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]	3,828	3,622
Mill City Mortgage Trust, Series 15-1, Class M2, 3.779% 6/25/2056[1,3,5]	1,086	1,081
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]	12,024	9,354
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	2,439	2,349
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,5]	5,338	5,252
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	4,329	4,248
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,5]	5,800	5,540
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.057% 2/25/2057[1,3,5]	78	79
		90,875
Total mortgage-backed obligations		9,036,223
U.S. Treasury bonds & notes 2.38% U.S. Treasury 2.12%
U.S. Treasury 0.875% 9/30/2026	400	363
U.S. Treasury 1.25% 5/31/2028	3,800	3,323
U.S. Treasury 1.25% 6/30/2028	19,000	16,574
U.S. Treasury 4.125% 7/31/2028[6]	118,000	117,055
U.S. Treasury 1.75% 1/31/2029[6]	10,000	8,814
U.S. Treasury 1.625% 5/15/2031[6]	6,000	4,977
U.S. Treasury 1.25% 8/15/2031[6]	6,000	4,798
U.S. Treasury 1.875% 2/15/2032[6]	10,000	8,302
U.S. Treasury 2.875% 5/15/2032[6]	5,822	5,213
U.S. Treasury 1.375% 11/15/2040	3,168	1,942
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2041[6]		USD27,871	$18,574
U.S. Treasury 1.875% 2/15/2051[6]		11,600	6,750
U.S. Treasury 2.00% 8/15/2051[6]		11,000	6,591
			203,276
U.S. Treasury inflation-protected securities 0.26%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]		25,353	24,964
Total U.S. Treasury bonds & notes			228,240
Asset-backed obligations 1.28%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]		750	753
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[1,3,5]		9,000	8,974
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		5,028	4,607
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		2,242	1,901
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		9,505	8,390
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]		1,175	1,170
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]		3,499	3,444
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]		22,413	22,428
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		2,405	2,073
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		4,187	3,578
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		6,031	5,352
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		7,789	6,919
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		21,438	19,200
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.186% 4/20/2062[1,3,5]		10,965	10,774
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		12,130	10,500
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,532	1,318
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		10,612	10,674
			122,055
Total bonds, notes & other debt instruments (cost: $9,618,531,000)			9,386,518
Short-term securities 30.10% Money market investments 16.10%		Shares
Capital Group Central Cash Fund 5.46%[8,9]		15,414,703	1,541,470
Federal agency bills & notes 14.00% Discount bills & notes 12.96%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 12/15/2023	5.232%	USD175,000	174,648
Federal Home Loan Bank 12/22/2023	5.210	50,000	49,849
Federal Home Loan Bank 12/29/2023	5.212	100,000	99,590
Federal Home Loan Bank 1/3/2024	5.191	200,000	199,033
Federal Home Loan Bank 1/8/2024	5.230	50,000	49,721
Federal Home Loan Bank 1/22/2024	5.216	200,000	198,474
Federal Home Loan Bank 1/30/2024	5.274	100,000	99,122
Federal Home Loan Bank 2/2/2024	5.252	100,000	99,078
Federal Home Loan Bank 3/4/2024	5.235	75,000	73,967
Federal Home Loan Bank 3/8/2024	5.224	200,000	197,130
			1,240,612
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Short-term securities (continued) Federal agency bills & notes (continued) Interest bearing bills & notes 1.04%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank (USD-SOFR + 0.025%) 12/26/2023 [3]	5.335%	USD100,000	$99,983
			1,340,595
Total short-term securities (cost: $2,881,977,000)			2,882,065
Total investment securities 128.13% (cost: $12,500,508,000)			12,268,583
Other assets less liabilities (28.13)%			(2,693,449)
Net assets 100.00%			$9,575,134
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	23,068	4/3/2024	USD4,716,505	$11,649
5 Year U.S. Treasury Note Futures	Long	8,940	4/3/2024	955,253	5,066
10 Year U.S. Treasury Note Futures	Long	11,883	3/28/2024	1,304,716	6,920
10 Year Ultra U.S. Treasury Note Futures	Long	896	3/28/2024	101,710	601
20 Year U.S. Treasury Bond Futures	Short	5,394	3/28/2024	(628,064)	(5,669)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,340	3/28/2024	164,820	2,757
					$21,324
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD110,866	$(91)	$—	$(91)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	162,434	(132)	—	(132)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	221,700	(182)	—	(182)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	153,802	(1,536)	—	(1,536)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(1,657)	—	(1,657)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	9,566	—	9,566
						$5,968	$—	$5,968
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Investments in affiliates9

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 16.10%
Money market investments 16.10%
Capital Group Central Cash Fund 5.46%[8]	$2,490,179	$1,509,404	$2,458,106	$73	$(80)	$1,541,470	$29,225

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $339,343,000, which represented 3.54% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $67,730,000, which represented .71% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 11/30/2023.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 14 of 17

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,188,904,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $900,400,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,036,223	$—	$9,036,223
U.S. Treasury bonds & notes	—	228,240	—	228,240
Asset-backed obligations	—	122,055	—	122,055
Short-term securities	1,541,470	1,340,595	—	2,882,065
Total	$1,541,470	$10,727,113	$—	$12,268,583

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26,993	$—	$—	$26,993
Unrealized appreciation on centrally cleared interest rate swaps	—	9,566	—	9,566
Liabilities:
Unrealized depreciation on futures contracts	(5,669)	—	—	(5,669)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,598)	—	(3,598)
Total	$21,324	$5,968	$—	$27,292
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 16 of 17

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-042-0124O-S96479
American Funds Mortgage Fund — Page 17 of 17